Income Tax: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2015	2014
Deferred tax assets
Policy liabilities and reserves	$36	$81
Unrealized investment losses	122	-
Investments	168	276
Accrued expenses	94	26
Deferred policy acquisition costs	309	230
Other	1	3

Gross deferred tax assets	730	616

Deferred tax liabilities
Unrealized investment gains	-	118
Deferred reinsurance expense	47	56
Other	1	2

Gross deferred tax liabilities	48	176

Net deferred tax asset	$682	$440